UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 28, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-SANN-0413
1.833865.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.0022%	$ 1,000.00	$ 1,002.90	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.5	0.8
0.01 - 0.99%	2.9	3.8
1 - 1.99%	0.0	0.0
2 - 2.99%	3.4	0.3
3 - 3.99%	21.5	12.1
4 - 4.99%	27.4	38.2
5 - 5.99%	14.6	22.9
6 - 6.99%	6.1	7.1
7% and over	0.5	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2013
6 months ago
Years	3.5	3.5†

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

† Amount has been restated to reflect adjustments to the maturities of certain securities used in the calculation of the WAM.
Duration as of February 28, 2013
6 months ago
Years	2.6	1.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	U.S. Government and U.S. Government Agency Obligations 100.7%		U.S. Government and U.S. Government Agency Obligations 98.0%
	Short-Term Investments and Net Other Assets (Liabilities)†† (0.7)%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Futures and Swaps	(2.0)%	** Futures and Swaps	(1.8)%

†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 107.5%
	Principal Amount	Value
Fannie Mae - 66.8%
0.606% 7/1/37 (c)	$ 953,401	$ 1,039,085
1.865% 9/1/37 (c)	118,805	122,614
2.044% 1/1/35 (c)	29,688	31,237
2.092% 1/1/35 (c)	2,166,829	2,274,434
2.125% 10/1/34 (c)	41,235	43,122
2.207% 7/1/35 (c)	172,803	181,941
2.214% 2/1/33 (c)	22,303	23,380
2.225% 10/1/33 (c)	23,248	24,421
2.239% 3/1/35 (c)	334,015	352,125
2.271% 12/1/34 (c)	101,759	107,948
2.281% 12/1/34 (c)	377,999	397,208
2.302% 10/1/33 (c)	200,462	211,331
2.332% 3/1/35 (c)	539,713	573,939
2.425% 3/1/35 (c)	62,143	64,390
2.5% 8/1/22 to 12/1/27	91,462,061	95,068,794
2.5% 3/1/28 (a)	222,600,000	231,210,546
2.5% 3/1/28 (a)	98,900,000	102,725,620
2.5% 3/1/28 (a)	105,600,000	109,684,788
2.5% 3/1/28 (a)	72,000,000	74,785,082
2.524% 10/1/33 (c)	850,273	906,537
2.559% 6/1/36 (c)	261,751	280,069
2.583% 1/1/35 (c)	1,707,448	1,816,366
2.605% 7/1/34 (c)	232,775	246,774
2.606% 7/1/34 (c)	1,506,404	1,613,194
2.611% 5/1/36 (c)	1,058,030	1,121,702
2.676% 6/1/47 (c)	976,968	1,050,534
2.691% 3/1/33 (c)	868,344	925,602
2.71% 9/1/35 (c)	841,702	903,971
2.741% 7/1/35 (c)	1,015,994	1,089,473
2.752% 9/1/36 (c)	509,241	547,452
2.769% 11/1/36 (c)	774,453	832,770
2.781% 9/1/36 (c)	782,135	841,030
2.83% 5/1/35 (c)	2,032,616	2,178,403
2.861% 5/1/36 (c)	1,505,844	1,596,980
3% 12/1/25 to 2/1/43	278,723,459	292,968,426
3% 3/1/28 (a)	4,100,000	4,315,889
3% 2/1/43	1,629,922	1,692,668
3% 2/1/43	2,146,680	2,226,636
3% 2/1/43	9,018,910	9,354,830
3% 3/1/43 (a)	65,000,000	67,301,670
3% 3/1/43 (a)	221,000,000	228,825,676
3% 3/1/43 (a)	167,200,000	173,120,602
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 3/1/43 (a)	$ 57,400,000	$ 59,432,551
3% 3/1/43 (a)	57,400,000	59,432,551
3% 3/1/43 (a)	4,300,000	4,452,264
3% 3/1/43 (a)	16,400,000	16,980,729
3% 3/1/43 (a)	65,000,000	67,301,670
3% 4/1/43 (a)	72,400,000	74,779,875
3% 4/1/43 (a)	131,700,000	136,029,137
3% 4/1/43 (a)	57,400,000	59,286,807
3% 4/1/43 (a)	57,400,000	59,286,807
3% 4/1/43 (a)	32,500,000	33,568,314
3% 4/1/43 (a)	32,500,000	33,568,314
3% 4/1/43 (a)	260,000,000	268,546,512
3.155% 9/1/37 (c)	160,555	172,531
3.291% 6/1/36 (c)	3,354,093	3,539,002
3.357% 9/1/41 (c)	3,768,966	3,981,140
3.476% 3/1/40 (c)	6,449,281	6,741,814
3.488% 12/1/39 (c)	4,841,197	5,074,881
3.5% 11/1/25 to 3/1/43	894,450,383	949,340,327
3.5% 3/1/28 (a)	4,300,000	4,559,073
3.5% 7/1/42	92,335	97,984
3.5% 7/1/42	196,815	208,977
3.5% 2/1/43	5,347,732	5,663,165
3.5% 2/1/43	7,863,502	8,327,326
3.5% 2/1/43	27,642,419	29,346,314
3.5% 2/1/43	10,713,063	11,344,967
3.5% 2/1/43	2,774,428	2,945,879
3.5% 2/1/43	1,103,654	1,174,271
3.5% 2/1/43	9,142,347	9,707,316
3.5% 3/1/43 (a)	155,600,000	164,547,000
3.5% 3/1/43 (a)	156,600,000	165,604,500
3.5% 3/1/43 (a)	156,600,000	165,604,500
3.5% 3/1/43 (a)	186,800,000	197,541,000
3.5% 3/1/43 (a)	228,400,000	241,533,000
3.5% 3/1/43 (a)	59,000,000	62,392,500
3.5% 3/1/43 (a)	74,500,000	78,783,750
3.5% 3/1/43 (a)	68,800,000	72,756,000
3.5% 3/1/43 (a)	5,200,000	5,499,000
3.5% 3/1/43 (a)	400,000	423,000
3.5% 4/1/43 (a)	411,200,000	433,864,193
3.5% 4/1/43 (a)	64,000,000	67,527,501
4% 4/1/24 to 7/1/42	1,536,148,717	1,650,489,126
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 3/1/28 (a)	$ 9,100,000	$ 9,738,902
4% 9/1/41	1,500,365	1,606,973
4% 10/1/41	51,506,757	55,488,503
4% 3/1/43 (a)	54,900,000	58,528,583
4% 3/1/43 (a)	42,900,000	45,735,450
4% 3/1/43 (a)	24,900,000	26,545,751
4% 3/1/43 (a)	42,900,000	45,735,450
4.5% 4/1/21 to 11/1/41	910,583,795	989,865,178
4.5% 2/1/41	1,040,744	1,128,720
4.5% 3/1/43 (a)	47,100,000	50,707,921
4.5% 3/1/43 (a)	66,100,000	71,163,346
5% 3/1/18 to 8/1/40	460,126,612	500,843,412
5% 3/1/43	38,700,000	41,908,172
5.5% 12/1/17 to 6/1/40	805,020,766	882,843,966
5.5% 4/1/34	4,531	4,977
5.997% 3/1/37 (c)	282,011	303,246
6% 2/1/17 to 1/1/42	515,403,982	572,077,404
6.022% 8/1/46 (c)	184,899	197,186
6.311% 4/1/37 (c)	805,611	862,172
6.5% 3/1/13 to 4/1/37	30,486,215	33,759,886
7% 5/1/13 to 7/1/37	14,942,736	17,171,010
7.5% 10/1/15 to 2/1/32	6,022,019	7,036,007
8% 12/1/17 to 3/1/37	243,136	292,729
8.5% 1/1/15 to 7/1/31	135,020	152,336
9.5% 4/1/16 to 2/1/25	270,270	296,665
10% 8/1/17	283	303
10.75% 5/1/14	473	475
11.25% 5/1/14	43	43
12.5% 8/1/15 to 3/1/16	138	147
		10,050,129,740
Freddie Mac - 20.6%
1.724% 8/1/37 (c)	197,686	204,618
2.104% 3/1/35 (c)	917,702	960,306
2.161% 6/1/33 (c)	1,863,020	1,962,677
2.21% 2/1/37 (c)	1,276,713	1,340,804
2.229% 3/1/37 (c)	250,019	264,340
2.315% 12/1/35 (c)	1,857,845	1,964,519
2.335% 1/1/36 (c)	502,123	532,838
2.357% 5/1/37 (c)	569,381	606,320
2.362% 8/1/37 (c)	686,896	722,816
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.375% 5/1/37 (c)	$ 414,150	$ 441,513
2.399% 6/1/33 (c)	6,257,212	6,676,987
2.42% 3/1/36 (c)	1,303,118	1,380,177
2.478% 6/1/37 (c)	213,058	226,183
2.492% 4/1/35 (c)	290,793	311,237
2.528% 11/1/35 (c)	1,330,560	1,420,027
2.555% 3/1/35 (c)	8,886,204	9,519,528
2.574% 6/1/37 (c)	1,600,845	1,721,639
2.635% 6/1/37 (c)	172,387	184,996
2.656% 10/1/35 (c)	1,672,503	1,760,146
2.696% 4/1/37 (c)	752,401	809,057
2.7% 10/1/36 (c)	2,350,990	2,511,142
2.785% 6/1/37 (c)	423,969	454,536
2.97% 4/1/37 (c)	43,011	46,256
2.989% 4/1/36 (c)	1,937,336	2,061,386
3% 7/1/42 to 3/1/43	210,445,560	217,111,039
3% 8/1/42 (a)	1,236,792	1,277,157
3% 8/1/42 (a)	1,012,998	1,046,059
3% 11/1/42 (a)	729,300	753,102
3% 11/1/42 (a)	2,044,921	2,114,217
3% 11/1/42 (a)	6,018,254	6,225,954
3% 1/1/43 (a)	2,912,915	3,007,983
3% 2/1/43	2,965,162	3,065,642
3% 2/1/43 (a)	544,990	563,799
3% 2/1/43 (a)	1,179,665	1,218,165
3.057% 7/1/36 (c)	712,818	765,302
3.134% 3/1/33 (c)	57,763	61,505
3.439% 10/1/35 (c)	356,778	383,699
3.5% 1/1/26 to 3/1/43	417,451,889	442,856,002
3.5% 2/1/43	8,576,353	9,076,194
3.5% 2/1/43	16,599,785	17,567,242
3.5% 2/1/43	10,753,328	11,346,442
3.5% 2/1/43	30,302,663	31,974,046
3.5% 3/1/43 (a)	79,100,000	83,289,832
4% 6/1/24 to 5/1/42	571,783,997	614,400,117
4% 3/1/43 (a)	27,800,000	29,531,003
4.5% 6/1/25 to 10/1/41	675,588,076	731,121,639
5% 6/1/20 to 4/1/41	263,510,969	286,330,920
5.128% 4/1/38 (c)	4,097,892	4,366,017
5.145% 3/1/36 (c)	2,421,024	2,540,542
5.5% 10/1/17 to 4/1/41	383,599,109	417,140,093
6% 7/1/16 to 12/1/37	32,485,088	35,902,688
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.011% 4/1/37 (c)	$ 348,289	$ 373,356
6.146% 6/1/36 (c)	421,699	446,571
6.404% 12/1/36 (c)	2,466,828	2,652,581
6.5% 5/1/13 to 9/1/39	77,293,891	86,221,335
7% 6/1/21 to 9/1/36	14,233,483	16,689,678
7.03% 6/1/36 (c)	132,578	141,139
7.5% 6/1/13 to 6/1/32	575,976	639,481
8% 7/1/16 to 1/1/37	528,699	624,640
8.5% 5/1/17 to 9/1/29	381,456	452,269
9% 10/1/16 to 10/1/20	10,908	11,473
9.5% 5/1/21 to 7/1/21	9,128	9,969
10% 11/15/18 to 8/1/21	3,213	3,502
11% 8/1/15 to 9/1/20	22,369	24,222
11.5% 10/1/15	1,190	1,233
12% 7/1/15	249	268
12.5% 6/1/19	184	193
13% 6/1/15	277	286
		3,101,412,644
Ginnie Mae - 20.1%
3% 12/20/42	196,641,753	206,193,489
3% 3/1/43 (a)	20,000,000	20,942,580
3.5% 12/15/41 to 11/20/42	511,486,485	549,119,415
3.5% 3/1/43 (a)	21,000,000	22,492,970
3.5% 3/1/43 (a)	38,000,000	40,701,564
3.5% 3/1/43 (a)	63,500,000	68,014,456
3.5% 3/1/43 (a)	104,400,000	111,822,193
4% 1/15/25 to 12/15/41	191,118,392	209,187,136
4.497% 1/20/62 (g)	11,879,436	13,460,827
4.5% 6/20/33 to 8/15/41	724,096,577	799,154,188
4.564% 11/20/61 (g)	14,647,517	16,565,624
4.751% 12/20/60 (g)	31,677,808	35,555,330
4.814% 1/20/61 (g)	41,257,082	46,533,079
5% 12/15/32 to 9/15/41	457,349,950	508,246,373
5.294% 5/20/60 (g)	35,838,415	40,928,939
5.5% 4/15/29 to 9/15/39	36,959,053	40,799,696
5.513% 2/20/60 (g)	25,380,383	29,355,001
6% 4/15/28 to 11/15/39	75,189,204	84,916,979
6.5% 3/20/31 to 10/15/38	139,137,002	158,428,548
7% 6/15/22 to 3/15/33	12,344,303	14,370,972
7.5% 1/15/17 to 9/15/31	5,745,054	6,675,749
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 8/15/16 to 11/15/29	$ 2,127,535	$ 2,471,943
8.5% 11/15/16 to 1/15/31	340,181	399,600
9% 8/15/19 to 1/15/23	19,128	21,364
9.5% 12/15/20 to 2/15/25	11,408	12,593
10.5% 3/20/16 to 1/20/18	65,609	71,765
11% 8/20/13 to 9/20/19	19,207	20,962
		3,026,463,335
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,924,730,048)		16,178,005,719
Collateralized Mortgage Obligations - 7.3%

U.S. Government Agency - 7.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.0017% 2/25/32 (c)	348,062	351,972
Series 2002-39 Class FD, 1.2017% 3/18/32 (c)	505,630	513,826
Series 2002-60 Class FV, 1.2017% 4/25/32 (c)	743,430	757,097
Series 2002-63 Class FN, 1.2017% 10/25/32 (c)	954,397	971,238
Series 2002-7 Class FC, 0.9517% 1/25/32 (c)	383,807	388,843
Series 2002-94 Class FB, 0.6017% 1/25/18 (c)	881,089	884,459
Series 2003-118 Class S, 7.8983% 12/25/33 (c)(d)(f)	12,311,450	2,362,564
Series 2006-104 Class GI, 6.4783% 11/25/36 (c)(d)(f)	8,481,173	1,589,773
Series 2006-33 Class CF, 0.5017% 5/25/36 (c)	7,929,889	7,925,228
Series 2007-57 Class FA, 0.4317% 6/25/37 (c)	9,266,058	9,269,446
Series 2008-76 Class EF, 0.7017% 9/25/23 (c)	6,979,228	7,004,302
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	506,340	566,726
Series 1993-207 Class H, 6.5% 11/25/23	7,078,247	7,987,157
Series 1994-23 Class PZ, 6% 2/25/24	14,046,136	16,303,894
Series 1996-28 Class PK, 6.5% 7/25/25	2,220,344	2,516,959
Series 1999-17 Class PG, 6% 4/25/29	6,346,016	7,061,751
Series 1999-32 Class PL, 6% 7/25/29	5,040,337	5,629,285
Series 1999-33 Class PK, 6% 7/25/29	3,005,233	3,361,979
Series 2001-52 Class YZ, 6.5% 10/25/31	349,727	402,341
Series 2003-28 Class KG, 5.5% 4/25/23	4,420,976	4,950,809
Series 2004-21 Class QE, 4.5% 11/25/32	1,267,617	1,325,192
Series 2005-102 Class CO, 11/25/35 (e)	2,790,424	2,658,347
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-73 Class SA, 17.0256% 8/25/35 (c)(f)	$ 2,486,239	$ 2,997,533
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,547,187
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,036,854
Series 2006-12 Class BO, 10/25/35 (e)	12,023,991	10,438,263
Series 2006-37 Class OW, 5/25/36 (e)	2,295,039	2,063,998
Series 2006-45 Class OP, 6/25/36 (e)	4,719,568	4,283,502
Series 2006-62 Class KP, 4/25/36 (e)	6,138,064	5,313,830
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,122,941	1,323,486
Series 1999-25 Class Z, 6% 6/25/29	4,186,734	4,697,772
Series 2001-20 Class Z, 6% 5/25/31	6,017,236	6,713,339
Series 2001-31 Class ZC, 6.5% 7/25/31	2,895,367	3,305,184
Series 2002-16 Class ZD, 6.5% 4/25/32	1,700,103	1,929,998
Series 2002-74 Class SV, 7.3483% 11/25/32 (c)(d)	5,829,482	1,282,282
Series 2002-79 Class Z, 5.5% 11/25/22	8,621,526	9,348,500
Series 2003-80 Class CG, 6% 4/25/30	266,867	268,318
Series 2010-50 Class FA, 0.5517% 1/25/24 (c)	2,186,440	2,191,780
Series 1993-165 Class SH, 19.1811% 9/25/23 (c)(f)	248,851	333,531
Series 2003-21 Class SK, 7.8983% 3/25/33 (c)(d)(f)	962,474	214,183
Series 2003-35 Class TQ, 7.2983% 5/25/18 (c)(d)(f)	797,740	124,645
Series 2003-42 Class SJ, 6.8483% 11/25/22 (c)(d)(f)	523,469	35,752
Series 2005-104 Class NI, 6.4983% 3/25/35 (c)(d)(f)	24,901,125	3,980,109
Series 2007-57 Class SA, 39.4098% 6/25/37 (c)(f)	2,773,822	5,109,161
Series 2007-66:
Class FB, 0.6017% 7/25/37 (c)	10,293,887	10,342,329
Class SA, 38.3898% 7/25/37 (c)(f)	4,151,040	8,029,002
Class SB, 38.3898% 7/25/37 (c)(f)	1,715,648	3,281,081
Series 2008-12 Class SG, 6.1483% 3/25/38 (c)(d)(f)	28,832,964	3,517,483
Series 2009-114 Class AI, 5% 12/25/23 (d)	8,195,734	598,610
Series 2009-16 Class SA, 6.0483% 3/25/24 (c)(d)(f)	7,537,909	608,866
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	4,077,783	342,974
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	3,681,734	310,053
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	5,666,933	448,048
Series 2010-112 Class SG, 6.1583% 6/25/21 (c)(d)(f)	4,628,299	477,312
Series 2010-12 Class AI, 5% 12/25/18 (d)	15,096,164	1,359,077
Series 2010-135 Class LS, 5.8483% 12/25/40 (c)(d)(f)	23,204,036	3,126,257
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	$ 17,968,523	$ 2,659,500
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	3,325,297	282,423
Series 2010-23:
Class AI, 5% 12/25/18 (d)	6,960,825	521,917
Class HI, 4.5% 10/25/18 (d)	4,457,766	373,636
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	13,979,638	1,151,739
Series 2010-96 Class DI, 4% 5/25/23 (d)	5,367,724	82,725
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	11,773,315	1,104,395
Series 2011-67 Class AI, 4% 7/25/26 (d)	7,069,297	710,352
Series 2011-83 Class DI, 6% 9/25/26 (d)	13,052,960	1,983,410
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 7/1/18 (d)	2,454,888	212,816
Class 5, 5.5% 8/1/33 (d)	3,391,591	426,804
Series 343 Class 16, 5.5% 5/1/34 (d)	2,643,221	352,296
Series 348 Class 14, 6.5% 8/1/34 (d)	1,820,391	330,760
Series 351:
Class 12, 5.5% 4/1/34 (d)	1,335,237	209,127
Class 13, 6% 3/1/34 (d)	1,659,766	300,252
Series 359 Class 19, 6% 7/1/35 (d)	1,436,336	187,721
Series 384 Class 6, 5% 7/25/37 (d)	17,934,688	1,965,055
Freddie Mac:
floater:
Series 2412 Class FK, 1.0012% 1/15/32 (c)	288,717	291,682
Series 2423 Class FA, 1.1012% 3/15/32 (c)	437,557	443,821
Series 2424 Class FM, 1.2012% 3/15/32 (c)	534,368	543,717
Series 2432:
Class FE, 1.1012% 6/15/31 (c)	673,633	683,945
Class FG, 1.1012% 3/15/32 (c)	249,787	253,274
Series 3222 Class HF, 0% 9/15/36 (c)	258,254	243,602
Series 3318 Class GY, 0% 5/15/37 (c)	33,183	33,019
floater planned amortization class Series 3153 Class FX, 0.5512% 5/15/36 (c)	15,339,919	15,342,561
floater target amortization class Series 3366 Class FD, 0.4512% 5/15/37 (c)	19,348,267	19,365,112
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	10,130,526	9,580,598
Series 2095 Class PE, 6% 11/15/28	6,201,107	6,947,669
Series 2101 Class PD, 6% 11/15/28	495,656	551,092
Series 2121 Class MG, 6% 2/15/29	2,534,733	2,826,791
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2131 Class BG, 6% 3/15/29	$ 16,951,224	$ 18,970,491
Series 2137 Class PG, 6% 3/15/29	2,456,672	2,740,835
Series 2154 Class PT, 6% 5/15/29	3,972,381	4,424,071
Series 2162 Class PH, 6% 6/15/29	1,044,455	1,160,381
Series 2425 Class JH, 6% 3/15/17	1,046,608	1,123,305
Series 2520 Class BE, 6% 11/15/32	6,317,979	7,045,897
Series 2585 Class KS, 7.3988% 3/15/23 (c)(d)(f)	513,287	82,577
Series 2590 Class YR, 5.5% 9/15/32 (d)	78,672	3,249
Series 2802 Class OB, 6% 5/15/34	10,455,000	11,964,087
Series 2937 Class KC, 4.5% 2/15/20 (b)	19,686,103	21,048,084
Series 2962 Class BE, 4.5% 4/15/20	15,015,000	16,175,239
Series 3002 Class NE, 5% 7/15/35	8,863,266	10,242,454
Series 3110 Class OP, 9/15/35 (e)	7,426,917	7,113,129
Series 3119 Class PO, 2/15/36 (e)	10,057,556	9,108,107
Series 3121 Class KO, 3/15/36 (e)	2,606,013	2,389,399
Series 3123 Class LO, 3/15/36 (e)	6,328,106	5,368,636
Series 3145 Class GO, 4/15/36 (e)	5,838,990	5,334,904
Series 3189 Class PD, 6% 7/15/36	7,610,000	9,198,390
Series 3225 Class EO, 10/15/36 (e)	4,844,095	4,247,687
Series 3258 Class PM, 5.5% 12/15/36	6,070,687	6,874,302
Series 3415 Class PC, 5% 12/15/37	7,604,044	8,263,646
Series 3741 Class YU, 3.5% 11/15/22	26,733,598	28,056,163
Series 3786 Class HI, 4% 3/15/38 (d)	15,441,508	2,229,159
Series 3806 Class UP, 4.5% 2/15/41	26,983,578	29,891,271
Series 3832 Class PE, 5% 3/15/41	11,935,000	13,681,663
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,103,292	1,229,188
Series 2274 Class ZM, 6.5% 1/15/31	1,216,996	1,380,272
Series 2281 Class ZB, 6% 3/15/30	3,190,841	3,545,815
Series 2303 Class ZV, 6% 4/15/31	1,494,640	1,672,651
Series 2357 Class ZB, 6.5% 9/15/31	9,508,663	10,793,420
Series 2502 Class ZC, 6% 9/15/32	3,129,189	3,517,874
Series 2519 Class ZD, 5.5% 11/15/32	6,594,324	7,288,350
Series 2546 Class MJ, 5.5% 3/15/23	2,861,239	3,225,299
Series 2575 Class ID, 5.5% 8/15/22 (d)	26,064	371
Series 2601 Class TB, 5.5% 4/15/23	869,000	1,002,530
Series 2817 Class SD, 6.8488% 7/15/30 (c)(d)(f)	610,909	45,676
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,322,908
Series 3013 Class VJ, 5% 1/15/14	342,747	348,884
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2844:
Class SC, 45.4922% 8/15/24 (c)(f)	$ 164,082	$ 321,085
Class SD, 83.8344% 8/15/24 (c)(f)	241,395	570,948
Series 2947 Class XZ, 6% 3/15/35	8,763,624	10,435,161
Series 3055 Class CS, 6.3888% 10/15/35 (c)(d)	6,859,931	948,875
Series 3244 Class SG, 6.4588% 11/15/36 (c)(d)(f)	12,177,047	2,158,740
Series 3274 Class SM, 6.2288% 2/15/37 (c)(d)	9,756,528	1,241,114
Series 3284 Class CI, 5.9188% 3/15/37 (c)(d)	34,154,854	6,026,166
Series 3287 Class SD, 6.5488% 3/15/37 (c)(d)(f)	21,242,208	4,608,187
Series 3297 Class BI, 6.5588% 4/15/37 (c)(d)(f)	30,402,265	6,595,893
Series 3336 Class LI, 6.3788% 6/15/37 (c)(d)	14,212,189	2,202,771
Series 3772 Class BI, 4.5% 10/15/18 (d)	15,908,208	1,241,114
Series 3949 Class MK, 4.5% 10/15/34	7,850,000	8,792,372
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3,392,648	3,795,383
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (c)	1,017,490	1,031,182
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2,761,624	3,082,339
Series 2056 Class Z, 6% 5/15/28	4,666,134	5,209,751
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4883% 6/16/37 (c)(d)(f)	6,021,594	1,279,583
Series 2010-H03 Class FA, 0.7537% 3/20/60 (c)(g)	43,858,016	44,094,279
Series 2010-H17 Class FA, 0.5337% 7/20/60 (c)(g)	5,202,215	5,176,765
Series 2010-H18 Class AF, 0.5077% 9/20/60 (c)(g)	5,425,857	5,399,102
Series 2010-H19 Class FG, 0.5077% 8/20/60 (c)(g)	7,128,327	7,093,798
Series 2010-H27 Series FA, 0.5877% 12/20/60 (c)(g)	11,062,693	11,051,807
Series 2011-H05 Class FA, 0.7077% 12/20/60 (c)(g)	19,294,649	19,386,163
Series 2011-H07 Class FA, 0.7077% 2/20/61 (c)(g)	32,666,793	32,821,895
Series 2011-H12 Class FA, 0.6977% 2/20/61 (c)(g)	46,212,678	46,410,884
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H13 Class FA, 0.7077% 4/20/61 (c)(g)	$ 18,779,192	$ 18,866,158
Series 2011-H14:
Class FB, 0.7077% 5/20/61 (c)(g)	20,885,901	20,994,675
Class FC, 0.7077% 5/20/61 (c)(g)	20,687,442	20,788,790
Series 2011-H17 Class FA, 0.7377% 6/20/61 (c)(g)	26,684,081	26,838,796
Series 2011-H21 Class FA, 0.8077% 10/20/61 (c)(g)	30,398,441	30,681,845
Series 2012-74 Class FL, 0.4547% 5/20/41 (c)	12,877,088	12,869,859
Series 2012-H01 Class FA, 0.9077% 11/20/61 (c)(g)	24,632,706	24,995,496
Series 2012-H03 Class FA, 0.9077% 1/20/62 (c)(g)	14,989,228	15,212,808
Series 2012-H06 Class FA, 0.8377% 1/20/62 (c)(g)	23,640,532	23,904,029
Series 2012-H07 Class FA, 0.8377% 3/20/62 (c)(g)	13,912,912	14,079,130
Series 2012-H26, Class CA, 0.7445% 7/20/60 (c)(g)	49,737,145	49,970,511
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	5,111,063	5,798,858
Series 1997-8 Class PE, 7.5% 5/16/27	1,851,800	2,156,876
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	11,124,974	2,171,451
Series 2011-79 Class PO, 6/20/40 (e)	34,537,387	29,864,368
sequential payer:
Series 2001-33 Class SD, 7.8493% 7/20/31 (c)(d)(f)	874,128	220,010
Series 2004-24 Class ZM, 5% 4/20/34	11,964,805	13,875,584
Series 2004-73 Class AL, 6.9983% 8/17/34 (c)(d)(f)	3,087,982	649,519
Series 2004-32 Class GS, 6.2983% 5/16/34 (c)(d)(f)	2,679,484	558,395
Series 2007-35 Class SC, 38.9898% 6/16/37 (c)(f)	260,172	517,840
Series 2008-60 Class SH, 5.9483% 7/16/38 (c)(d)(f)	8,280,474	1,378,547
Series 2010-H010 Class FA, 0.5337% 5/20/60 (c)(g)	15,531,062	15,455,364
Series 2012-76 Class GS, 6.4983% 6/16/42 (c)(d)(f)	12,824,298	2,043,108
Series 2012-97 Class JS, 6.0483% 8/16/42 (c)(d)(f)	37,839,544	6,530,984
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,060,974,480)		1,095,234,020
Commercial Mortgage Securities - 0.4%
	Principal Amount	Value
Freddie Mac pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (c) (Cost $52,722,113)	$ 52,722,113	$ 52,670,077
Cash Equivalents - 15.0%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Government Obligations) # (Cost $2,263,256,000)	$ 2,263,266,478	2,263,256,000
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank to receive a fixed rate of 2.144% and pay a floating rate based on 3-month LIBOR expiring May 2023 (Cost $2,173,246)	5/13/13	$ 161,279,852	2,831,448
TOTAL INVESTMENT PORTFOLIO - 130.2% (Cost $19,303,855,887)		19,591,997,264
NET OTHER ASSETS (LIABILITIES) - (30.2)%		(4,544,597,028)
NET ASSETS - 100%		$ 15,047,400,236
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 3/1/43	$ (9,000,000)	(9,318,693)
3% 3/1/43	(18,000,000)	(18,637,385)
3% 3/1/43	(17,500,000)	(18,119,680)
3% 3/1/43	(72,400,000)	(74,963,706)
3% 3/1/43	(131,700,000)	(136,363,537)
3% 3/1/43	(57,400,000)	(59,432,551)
3% 3/1/43	(57,400,000)	(59,432,551)
3% 3/1/43	(32,500,000)	(33,650,835)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
3% 3/1/43	$ (32,500,000)	$ (33,650,835)
3% 3/1/43	(65,000,000)	(67,301,670)
3.5% 3/1/43	(21,000,000)	(22,207,500)
3.5% 3/1/43	(38,000,000)	(40,185,000)
3.5% 3/1/43	(63,500,000)	(67,151,250)
3.5% 3/1/43	(11,000,000)	(11,632,500)
3.5% 3/1/43	(59,000,000)	(62,392,500)
3.5% 3/1/43	(74,500,000)	(78,783,750)
3.5% 3/1/43	(400,000)	(423,000)
3.5% 3/1/43	(5,200,000)	(5,499,000)
3.5% 3/1/43	(411,200,000)	(434,844,000)
3.5% 3/1/43	(68,800,000)	(72,756,000)
3.5% 3/1/43	(5,200,000)	(5,499,000)
3.5% 3/1/43	(400,000)	(423,000)
3.5% 3/1/43	(104,400,000)	(110,403,000)
4% 3/1/43	(160,100,000)	(170,681,713)
4% 3/1/43	(42,900,000)	(45,735,450)
TOTAL FANNIE MAE		(1,639,488,106)
Freddie Mac
3.5% 3/1/43	(65,700,000)	(69,180,050)
3.5% 3/1/43	(5,800,000)	(6,107,219)
4% 3/1/43	(9,800,000)	(10,410,210)
TOTAL FREDDIE MAC		(85,697,479)
Ginnie Mae
3.5% 3/1/43	(33,000,000)	(35,346,095)
3.5% 3/1/43	(310,000,000)	(332,039,078)
3.5% 3/1/43	(33,925,000)	(36,336,857)
3.5% 3/1/43	(104,400,000)	(111,822,192)
TOTAL GINNIE MAE		(515,544,222)
TOTAL TBA SALE COMMITMENTS (Proceeds $2,235,161,613)		$ (2,240,729,807)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase, Inc.	Jun. 2014	$ 13,600,000	3-month LIBOR	0.54%	$ (42,207)	$ 0	$ (42,207)
JPMorgan Chase, Inc.	Feb. 2017	130,000,000	3-month LIBOR	1%	(1,721,051)	0	(1,721,051)
JPMorgan Chase, Inc.	Jun. 2017	25,700,000	3-month LIBOR	1%	(314,390)	0	(314,390)
JPMorgan Chase, Inc.	Jun. 2017	15,500,000	3-month LIBOR	0.98%	(166,084)	0	(166,084)
Credit Suisse	Aug. 2021	59,500,000	3-month LIBOR	2.85%	(5,633,694)	0	(5,633,694)
JPMorgan Chase, Inc.	Jun. 2022	22,600,000	3-month LIBOR	1.78%	97,154	0	97,154
Credit Suisse	Aug. 2041	39,100,000	3-month LIBOR	3.75%	(6,695,375)	0	(6,695,375)
JPMorgan Chase, Inc.	Jun. 2042	4,200,000	3-month LIBOR	2.45%	413,042	0	413,042
TOTAL INTEREST RATE SWAPS					$ (14,062,605)	$ 0	$ (14,062,605)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open options and swap agreements. At the period end, the value of securities pledged amounted to $12,299,903.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,263,256,000 due 3/01/13 at 0.17%
Barclays Capital, Inc.	$ 5,590,280
Credit Agricole CIB New York Branch	997,863,302
Credit Suisse Securities (USA) LLC	249,465,825
Mizuho Securities USA, Inc.	623,664,564
Morgan Stanley & Co., Inc.	62,366,456
RBS Securities, Inc.	324,305,573
$ 2,263,256,000
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 16,178,005,719	$ -	$ 16,178,005,719	$ -
Collateralized Mortgage Obligations	1,095,234,020	-	1,095,234,020	-
Commercial Mortgage Securities	52,670,077	-	52,670,077	-
Cash Equivalents	2,263,256,000	-	2,263,256,000	-
Purchased Swaptions	2,831,448	-	2,831,448	-
Total Investments in Securities:	$ 19,591,997,264	$ -	$ 19,591,997,264	$ -
Other Derivative Instruments:
Assets
Swap Agreements	$ 510,196	$ -	$ 510,196	$ -
Liabilities
Swap Agreements	$ (14,572,801)	$ -	$ (14,572,801)	$ -
Total Other Derivative Instruments:	$ (14,062,605)	$ -	$ (14,062,605)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (2,240,729,807)	$ -	$ (2,240,729,807)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Purchased Swaptions (a)	$ 2,831,448	$ -
Swap Agreements (b)	510,196	(14,572,801)
Total Value of Derivatives	$ 3,341,644	$ (14,572,801)
(a) Value is included in the Statement of Assets and Liabilities in the Investments, at value line-item.
(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including repurchase agreements of $2,263,256,000) - See accompanying schedule: Unaffiliated issuers (cost $19,303,855,887)		$ 19,591,997,264
Cash		577
Receivable for investments sold		832,043
Receivable for TBA sale commitments		2,235,161,613
Interest receivable		47,268,546
Swap agreements, at value		510,196
Other receivables		645,453
Total assets		21,876,415,692

Liabilities
Payable for investments purchased Regular delivery	$ 311,774,663
Delayed delivery	4,261,189,532
TBA sale commitments, at value	2,240,729,807
Distributions payable	24,216
Swap agreements, at value	14,572,801
Other payables and accrued expenses	724,437
Total liabilities		6,829,015,456

Net Assets		$ 15,047,400,236
Net Assets consist of:
Paid in capital		$ 14,778,889,658
Net unrealized appreciation (depreciation) on investments		268,510,578
Net Assets, for 137,930,273 shares outstanding		$ 15,047,400,236
Net Asset Value, offering price and redemption price per share ($15,047,400,236 ÷ 137,930,273 shares)		$ 109.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2013

Investment Income
Interest		$ 147,729,039

Expenses
Custodian fees and expenses	$ 162,160
Independent directors' compensation	28,391
Total expenses before reductions	190,551
Expense reductions	(111,910)	78,641
Net investment income (loss)		147,650,398
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,097,762
Swap agreements	(2,096,348)
Total net realized gain (loss)		48,001,414
Change in net unrealized appreciation (depreciation) on: Investment securities	(152,347,293)
Swap agreements	6,904,120
Delayed delivery commitments	1,539,595
Total change in net unrealized appreciation (depreciation)		(143,903,578)
Net gain (loss)		(95,902,164)
Net increase (decrease) in net assets resulting from operations		$ 51,748,234

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 147,650,398	$ 377,849,172
Net realized gain (loss)	48,001,414	233,996,165
Change in net unrealized appreciation (depreciation)	(143,903,578)	(2,668,905)
Net increase (decrease) in net assets resulting from operations	51,748,234	609,176,432
Distributions to partners from net investment income	(147,175,762)	(388,158,782)
Affiliated share transactions Proceeds from sales of shares	1,315,584,412	2,566,771,669
Reinvestment of distributions	147,076,160	388,106,295
Cost of shares redeemed	(1,974,596,773)	(380,693,378)
Net increase (decrease) in net assets resulting from share transactions	(511,936,201)	2,574,184,586
Total increase (decrease) in net assets	(607,363,729)	2,795,202,236

Net Assets
Beginning of period	15,654,763,965	12,859,561,729
End of period	$ 15,047,400,236	$ 15,654,763,965
Other Affiliated Information Shares
Sold	12,016,270	23,497,401
Issued in reinvestment of distributions	1,343,474	3,570,457
Redeemed	(17,940,891)	(3,494,098)
Net increase (decrease)	(4,581,147)	23,573,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 109.85	$ 108.12	$ 106.08	$ 101.91	$ 98.16	$ 98.27
Income from Investment Operations
Net investment income (loss) D	1.084	3.030	3.338	3.969	5.250	5.222
Net realized and unrealized gain (loss)	(.764)	1.827	2.093	4.170	3.744	(.102)
Total from investment operations	.320	4.857	5.431	8.139	8.994	5.120
Distributions to partners from net investment income	(1.080)	(3.127)	(3.391)	(3.969)	(5.244)	(5.230)
Net asset value, end of period	$ 109.09	$ 109.85	$ 108.12	$ 106.08	$ 101.91	$ 98.16
Total Return B, C	.29%	4.56%	5.24%	8.15%	9.40%	5.30%
Ratios to Average Net Assets G, I
Expenses before reductions	-% A, F	-% F	-% F	-% F	.01%	.01%
Expenses net of fee waivers, if any	-% A, F	-% F	-% F	-% F	.01%	-% F
Expenses net of all reductions	-% A, F	-% F	-% F	-% F	.01%	-% F
Net investment income (loss)	2.00% A	2.79%	3.16%	3.83%	5.25%	5.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,047,400	$ 15,654,764	$ 12,859,562	$ 7,028,267	$ 7,759,569	$ 8,992,551
Portfolio turnover rate	431% A	451%	634% H	596%	568%	454% E

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Amount represents less than .01%. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Portfolio turnover rate excludes securities received or delivered in-kind. I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Fidelity® Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

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2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 321,927,865
Gross unrealized depreciation	(33,839,966)
Net unrealized appreciation (depreciation) on securities and other investments	$ 288,087,899

Tax Cost	$ 19,303,909,365

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Semiannual Report

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Purchased Options	$ -	$ 658,202
Swap Agreements	(2,096,348)	6,904,120
Totals (a)	$ (2,096,348)	$ 7,562,322

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where

Semiannual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Options - continued

the underlying instrument is a swap agreement, to manage its exposure to the market and to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds for the closing sale transaction are greater or less than the premium received or paid, respectively. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss).

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3. Derivative Instruments - continued

Swap Agreements - continued

Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $28,391.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $83,519.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements - continued

6. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 28, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 24, 2013